Investments subject to significant influence:	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Investments subject to significant influence
Investments subject to significant influence
5.	Investments subject to significant influence:

The Company’s principal investment subject to significant influence is Sama Resources Inc. (“Sama”). Others include its investments in Fjordland Exploration Inc. (“Fjordland”) and Sama Nickel Corporation (“SNC”).

	Carried at fair value		Equity method
	Sama	Fjordland	SNC	Total
Balance at December 31, 2021	5,719	1,325	657	7,701
Change in fair value	(245)	(876)	—	(1,121)
Investment	—	—	3,601	3,601
Share of loss	—	—	(3,077)	(3,077)
Foreign currency translation	—	(41)	(64)	(105)
Balance at September 30, 2022	$5,474	$408	$1,117	$6,999

9.	Investments subject to significant influence:

The Company’s principal investment subject to significant influence is Sama Resources Inc. (“Sama”). Others include its investments in Fjordland Exploration Inc. (“Fjordland”) and Sama Nickel Corporation (“SNC”).

The Company has elected to carry its investments in common shares of the publicly-traded companies subject to significant influence, Sama and Fjordland, at fair value.

	Carried at fair value		Equity Method
				CMH &
	Sama	Fjordland	SNC	Omnisom
	(Note a)	(Note b)	(Note c)	(Note d)	Other	Total
Balance at January 1, 2019	$6,689	$1,077	$—	$3,101	$993	$11,860
Purchase of shares	5,318	—	—	—	—	5,318
Change in fair value	(1,534)	(686)	—	—	—	(2,220)
Share of loss	—	—	—	(66)	(24)	(90)
Derecognition of investment	(464)	—	—	—	—	(464)
Foreign currency translation	—	40	—	—	(6)	34
Balance at December 31, 2019	10,009	431	—	3,035	963	14,438
Change in fair value	(4,511)	734	—	—	—	(3,777)
Share of loss	—	—	—	(37)	(34)	(71)
Derecognition of investment	—	—	—	(2,998)	—	(2,998)
Foreign currency translation	—	44	—	—	91	135
Balance at December 31, 2020	5,498	1,209	—	—	1,020	7,727
Investment	—	—	870	—	—	870
Change in fair value	221	91	—	—	—	312
Share of loss	—	—	(213)	—	—	(213)
Impairment	—	—	—	—	(954)	(954)
Foreign currency translation	—	25	—	—	(66)	(41)
Balance at December 31, 2021	$5,719	$1,325	$657	$—	$—	$7,701

(a)	Sama:

Sama is a mineral exploration company, listed on the TSX Venture Exchange, focused on exploring nickel — copper projects in Ivory Coast, West Africa. As at December 31, 2021, the Company owned 22.8% (December 31, 2020 — 23.1%) of the issued and outstanding common shares in Sama.

(b)	Fjordland:

Fjordland is a mineral exploration company, listed on the TSX Venture Exchange, focused on the exploration and acquisition of nickel, copper and cobalt projects in Canada.

As at December 31, 2021, the Company owned 18.8% (December 31, 2020 — 27.9%) of the issued and outstanding common shares of Fjordland.

The Company has an earn-in agreement with Fjordland on its South Voisey’s Bay Project (Note 20).

(c)	SNC:

The Company has an earn-in agreement with Sama (Note 20), whereby the Company can earn up to a 60% interest in SNC, a subsidiary of Sama that owns the Ivory Coast Project. On August 27, 2021 the Company funded a $870,000 cash call to SNC which resulted in surpassing the spending threshold to earn its initial 30% minority equity interest in SNC. The Company accounts for its 30% interest in SNC using the equity method.

(d)	CMH and Omnisom:

As at December 31, 2019, the Company held a 50.1% ownership of CMH, the owner of the company that held the Alacran Copper- Gold-Silver Deposit (“Alacran Deposit”) in Colombia and of Omnisom. The Company accounted for its 50.1% interests in CMH and Omnisom using the equity method of accounting as certain key strategic, operating, investing and financing policies required unanimous stockholder approval.

On June 30, 2020, the Company (through its majority-owned subsidiary Cordoba), acquired the Alacran Deposit (Notes 10(d) and 21, through the acquisition of 100% of the outstanding common shares of CMH.

In July 2020, Omnisom’s principal asset, a royalty right on the Alacran property, was transferred to its shareholders, with the intent of winding Omnisom up. The Company received its proportionate share (Note 10(e)) of the royalty. The $1.0 million carrying value of the investment in Omnisom was derecognized and a mineral royalty right asset was recognized (Note 10(e)).